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                                                                  JOHN B. TOWERS
                                                                  SENIOR COUNSEL

Metropolitan Life Insurance Company
200 Park Avenue
New York, NY  10166

                                  March 8, 2011

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

    Re:  New England Life Retirement Investment Account
         File No. 811-03285

Commissioners:

The Annual Reports dated December 31, 2010 of the underlying funds are incorporated herein by reference as the reports sent to Contract owners of New England Life Retirement Investment Account of Metropolitan Life Insurance Company pursuant to Rule 30b2-1 of the Investment Company Act of 1940 and are listed as follows:

The Annual Reports for certain portfolios of Metropolitan Series Fund, Inc. are incorporated by reference as filed on Form N-CSR, CIK No. 0000710826, File No. 002-80751.

                                             Sincerely,


                                             /s/ JOHN B. TOWERS
                                             -----------------------------------
                                             John B. Towers
                                             Senior Counsel
                                             Metropolitan Life Insurance Company